Note 15 - Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE
15
- CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of
December 31, 2020
and
2019
and for each of the years in the
three
-year period ended
December 31, 2020
,
is as follows:

Condensed Balance Sheets
	(in thousands)
Assets:	2020	2019
Cash	$1,845	$879
Investment in bank subsidiary	129,070	114,029
Other assets	1,576	2,419
Total assets	$132,491	$117,327

Liabilities:
Junior subordinated deferrable interest debentures	$12,942	$12,908
Other borrowings	7,750	8,750
Other liabilities	200	888
Total Liabilities	20,892	22,546
Shareholders' equity	111,599	94,781
Total liabilities and shareholders' equity	$132,491	$117,327

	(in thousands)
Condensed Statements of Income	2020	2019	2018
Income – dividends from bank subsidiary	$4,500	$-	$4,500
Litigation Settlement	-	1,980	-
Expenses – interest, professional fees and other expenses, net of federal income tax benefit and interest income	(1,150)	(1,313)	(1,346)
Income before equity in undistributed net income of bank subsidiary	3,350	667	3,154
Equity in undistributed net income of bank subsidiary	10,405	9,994	5,066
Net income	$13,755	$10,661	$8,220

	(in thousands)
Condensed Statements of Cash Flows	2020	2019	2018
Cash flows from operating activities:
Net income	$13,755	$10,661	$8,220
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary	(10,405)	(9,994)	(5,066)
Stock option expense	164	266	165
Depreciation and amortization	34	34	34
(Increase) decrease in other assets	843	(1,221)	969
Increase (decrease) in other liabilities	(841)	421	40
Net cash provided by operating activities	3,550	167	4,362

Cash flows from investing activities:
Acquisition of Benchmark	-	-	(3,413)

Cash flows from financing activities:
Principal payments on other borrowings	(1,000)	(1,000)	(250)
Purchase of treasury stock	-	(95)	-
Proceeds from sale of treasury shares	95	71	39
Cash paid for cancellation of stock options	(11)	-	-
Cash dividends paid	(1,668)	(1,702)	(1,568)
Net cash used in financing activities	(2,584)	(2,726)	(1,779)
Net increase (decrease) in cash	966	(2,559)	(830)
Cash at beginning of the year	879	3,438	4,268
Cash at end of the year	$1,845	$879	$3,438

During
2005,
the Board of Directors approved a program whereby the Corporation purchases shares of its common stock in the open market. The decision to purchase shares, the number of shares to be purchased, and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which may
impact the advisability of purchasing shares. The Corporation purchased
4
,220
 shares in
2019
(
none
in
2020
and
2018
) under the program.